Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

	December 31,
(Millions of dollars)	2011	2010	2009
Raw materials	$3,872	$2,766	$1,979
Work-in-process	2,845	1,483	656
Finished goods	7,570	5,098	3,465
Supplies	257	240	260
Total inventories	$14,544	$9,587	$6,360